Document and Entity Information Document	Dec. 05, 2022
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Dec. 05, 2022
Entity Registrant Name	Ekso Bionics Holdings, Inc.
Entity Central Index Key	0001549084
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (“Amendment No. 1”) amends the Current Report on Form 8-K of Ekso Bionics Holdings, Inc. (the “Company”) filed with the Securities and Exchange Commission on December 5, 2022 (the “Initial Filing”), in which the Company reported, among other things, the closing of its acquisition from Parker Hannifin Corporation, an Ohio corporation (the “Seller”), of certain assets related to the Seller’s human motion control business, and software applications, support services and cloud environments related to such business (the “HMC Business”). This Amendment No. 1 amends the Initial Filing to provide the financial statements and pro forma financial information required by Items 9.01(a) and 9.01(b) of Form 8-K that were previously omitted from the Initial Filing in reliance on Items 9.01(a)(3) and 9.01(b)(2) of Form 8-K. This Amendment No. 1 does not amend any other item of the Initial Filing and all other information previously reported in or filed with the Initial Filing is hereby incorporated by reference to this Amendment No. 1.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-37854
Entity Tax Identification Number	99-0367049
Entity Address, Address Line One	101 Glacier Point, Suite A
Entity Address, City or Town	San Rafael
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94901
City Area Code	510
Local Phone Number	984-1761
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	EKSO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false